Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:	$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%	September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%	March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%	April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%	March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$178,202,394.08	0.4253040	$158,985,845.06	0.3794412	$19,216,549.02
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$396,502,394.08	0.3385148	$377,285,845.06	0.3221086	$19,216,549.02

Weighted Avg. Coupon (WAC)	4.56%		4.57%
Weighted Avg. Remaining Maturity (WARM)	35.39		34.49
Pool Receivables Balance	$467,062,435.98		$443,953,822.96
Remaining Number of Receivables	45,404		44,432

Adjusted Pool Balance	$456,108,924.69		$433,633,428.76

III. COLLECTIONS

Principal:
Principal Collections	$22,611,772.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$434,139.15
Total Principal Collections	$23,045,911.71

Interest:
Interest Collections	$1,824,685.06
Late Fees & Other Charges	$40,777.91
Interest on Repurchase Principal	$-
Total Interest Collections	$1,865,462.97

Collection Account Interest	$2,349.38
Reserve Account Interest	$762.82
Servicer Advances	$-

Total Collections	$24,914,486.88

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$24,914,486.88
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,914,486.88

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$389,218.70		$389,218.70	$389,218.70
Collection Account Interest					$2,349.38
Late Fees & Other Charges					$40,777.91
Total due to Servicer					$432,345.99

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$144,046.94		$144,046.94
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$440,571.11		$440,571.11	$440,571.11

Available Funds Remaining:					$24,041,569.78

3. Principal Distribution Amount:					$19,216,549.02

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,216,549.02
Class A-4 Notes				$-
Class A Notes Total:		19,216,549.02		$19,216,549.02
Total Noteholders Principal				$19,216,549.02

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,825,020.76

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,953,511.29
Beginning Period Amount	$10,953,511.29
Current Period Amortization	$633,117.09
Ending Period Required Amount	$10,320,394.20
Ending Period Amount	$10,320,394.20
Next Distribution Date Required Amount	$9,709,199.62

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$59,606,530.61	$56,347,583.70	$56,347,583.70
Overcollateralization as a % of Adjusted Pool	13.07%	12.99%	12.99%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.53%	43,779	98.22%	$436,040,771.16
30 - 60 Days	1.17%	519	1.42%	$6,289,933.97
61 - 90 Days	0.25%	110	0.30%	$1,346,590.15
91 + Days	0.05%	24	0.06%	$276,527.68
		44,432		$443,953,822.96
Total
Delinquent Receivables 61 + days past due	0.30%	134	0.37%	$1,623,117.83
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	148	0.39%	$1,814,602.17
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	134	0.35%	$1,736,293.90
Three-Month Average Delinquency Ratio	0.31%		0.37%

Repossession in Current Period		40		$576,683.09
Repossession Inventory		60		$468,795.71

Charge-Offs
Gross Principal of Charge-Off for Current Period				$496,840.46
Recoveries				$(434,139.15)
Net Charge-offs for Current Period				$62,701.31

Beginning Pool Balance for Current Period				$467,062,435.98

Net Loss Ratio				0.16%
Net Loss Ratio for 1st Preceding Collection Period				0.55%
Net Loss Ratio for 2nd Preceding Collection Period				0.93%
Three-Month Average Net Loss Ratio for Current Period				0.55%

Cumulative Net Losses for All Periods				$7,770,800.11
Cumulative Net Losses as a % of Initial Pool Balance				0.58%

Principal Balance of Extensions				$1,990,926.28
Number of Extensions				147

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